Income taxes - Summary of income tax expense attributable to geographical jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Income tax expense (recovery)	$ 134,758	$ 57,575
Turkiye
Disclosure of geographical areas [line items]
Income tax expense (recovery)	44,224	42,471
Canada
Disclosure of geographical areas [line items]
Income tax expense (recovery)	67,099	30,491
Greece
Disclosure of geographical areas [line items]
Income tax expense (recovery)	7,626	(15,387)
Other Jurisdictions
Disclosure of geographical areas [line items]
Income tax expense (recovery)	$ 15,809	$ 0